Accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Suppliers	$ 32,051	$ 15,193
Accrued short-term employee benefits	40,295	3,908
Deferred income	10,963	0
Accrued interest	7,200	5,156
Other accrued expenses	0	71
Accrued expenses	91,508	24,906
Other related parties
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	999	578
Other related parties | Accrued expenses to a related party port agent
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	818	417
Other related parties | Scorpio Ship Management S.A.M. (SSM)
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	89	161
Other related parties | Related party port agent
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	58	0
Other related parties | Scorpio Commercial Management S.A.M. (SCM)
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	33	0
Other related parties | Scorpio Services Holding Limited (SSH)
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	1	0
Other related parties | Scorpio LR1 Pool Limited
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	$ 0	$ 0